UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor, New York, New York 10036
(Address of principal executive offices)              (Zip code)

Virtus ETF Trust II c/o Corporation Service Company, 2711 Centerville, Rd, Suite 400, Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-4383

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Shareholder Letter (unaudited)

July 31, 2016

Dear Virtus Newfleet Dynamic Credit ETF Shareholder:

On the following pages, you will find the annual report for Virtus Newfleet Dynamic Credit ETF, a series within the Virtus ETF Trust II. The report provides financial information for the Fund as of July 31, 2016.

We note that the Fund has not yet commenced operations.

Sincerely,

William Smalley

President

Virtus ETF Trust II

This material must be accompanied or preceded by the prospectus.

Portfolio Summary (unaudited)

July 31, 2016

Virtus Newfleet Dynamic Credit ETF

Management’s Discussion of Operations

Management notes that the Fund has not yet commenced operations.

Asset Allocation as of 7/31/2016 (based on net assets)

Cash	100%
Total	100%

Performance as of 7/31/2016

Management notes that there is no performance to report as the Fund has not yet commenced operations.

Shareholder Expense Examples (unaudited)

July 31, 2016

As a shareholder of the Fund, you will incur ongoing costs, including sub-advisory fees and other fund expenses, if any. Since the Fund has not commenced operations it has not incurred any expenses. As a result, the actual vs. hypothetical expense example is not provided.

Virtus ETF Trust II

Virtus Newfleet Dynamic Credit ETF

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2016

Assets:
Cash	$100,000
Deferred offering costs	32,000
Total Assets	132,000

Liabilities:
Offering costs payable	32,000
Total Liabilities	32,000

Net assets applicable to 4,000 shares outstanding[1]	$100,000

Net asset value per share outstanding ($100,000 divided by 4,000 shares outstanding)	$ 25.00

See accompanying Notes to Financial Statement.
[1] The Trust has authorized capital of an unlimited number of shares of beneficial interest of no par value of which may be issued in more than one class or series

Virtus ETF Trust II

Virtus Newfleet Dynamic Credit ETF

NOTES TO FINANCIAL STATEMENT

July 31, 2016

Note 1: Organization

Virtus ETF Trust II (the “Trust”) is a newly organized, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust pursuant to a Certificate of Trust and an Agreement and Declaration of Trust, each dated July 14, 2015. Virtus Newfleet Dynamic Credit ETF (the “Fund”) is a separate investment portfolio of the Trust. The Fund’s investment objective is to provide a high level of current income and, secondarily, capital appreciation, primarily through investments in fixed income investments.

The Fund has had no operations as of July 31, 2016 other than matters relating to its organization and registration as an open-end management investment company under the 1940 Act, and the sale and issuance to Virtus ETF Advisers LLC (the “Adviser”), 4,000 shares of the Fund at an aggregate purchase of $100,000.

Note 2: Summary of Significant Accounting Policies

Use of Estimates and Indemnifications

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve as this would involve future claims against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Cash

Cash includes non-interest bearing non-restricted cash with one financial institution.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent the Fund distributes substantially all of its net investment income and capital gains to shareholders.

Virtus ETF Trust II

Virtus Newfleet Dynamic Credit ETF

NOTES TO FINANCIAL STATEMENT (continued)

July 31, 2016

Note 3: Investment Management Agreement

The Fund and the Adviser, as of January 4, 2016, entered into an Advisory Agreement, under the terms of which the Adviser will have overall responsibility for the general management and administration of the Fund. The Fund pays the Adviser as compensation under the Advisory Agreement an annual fee in the amount of 0.55% of the average daily net assets of the Fund. The Adviser has entered into an Expense Limitation Agreement to limit the Fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) so that such expenses do not exceed 0.68% of the Fund’s average daily net assets. The Adviser may recapture any Fund operating expenses waived or reimbursed during the first, second and third fiscal year following the fiscal year in which any such reimbursement or waiver occurs, if the total annual Fund operating expenses for the applicable year, after giving effect to the repayment, do not exceed 0.68% of the average daily net assets of the Fund.

The Sub-Adviser is Newfleet Asset Management LLC (the “Sub-Adviser”). The Fund and the Sub-Adviser, as of January 5, 2016, entered into a Sub-Advisory Agreement, under the terms of which the Sub-Adviser provides investment advisory services and certain operational services to the Fund. The Sub-Adviser manages the Fund’s investments, subject to the authority of the Adviser and the Board of Trustees of the Fund. As full compensation for its services to the Fund, the Sub-Adviser receives monthly compensation at the annual rate of 50% of the Adviser’s advisory fee. However, the Sub-Adviser has also contractually agreed in the Sub-Advisory Agreement that the Sub-Adviser will waive its advisory fee or reimburse the Adviser in an amount equal to 50% of the Adviser’s waivers and expenditures under the Expense Limitation Agreement. The Sub-Adviser is also entitled to receive 50% of the fees recaptured by the Adviser under the Expense Limitation Agreement.

Note 4: Operational Administrator, Accounting Services Administrator, Transfer Agent, Custodian and Distributor

Virtus ETF Solutions LLC serves as the Fund’s operational administrator.

The Bank of New York Mellon directly and through its subsidiary companies, provides necessary administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

ETF Distributors LLC serves as the distributor of the Fund.

Virtus ETF Trust II

Virtus Newfleet Dynamic Credit ETF

NOTES TO FINANCIAL STATEMENT (continued)

July 31, 2016

Note 5: Organization and Offering Costs

The Adviser, on behalf of the Fund, has assumed organization costs for the Trust.

Offering costs, consisting primarily of legal fees related to preparing the initial registration statement, are deferred and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The offering costs for the Fund are estimated to be $32,000.

Note 6: Subsequent Events

Management has evaluated events and transactions occurring through the date of filing this financial statement. Such evaluations resulted in no adjustments to the accompanying financial statement.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and

the Shareholder of Virtus ETF Trust II

We have audited the accompanying statement of assets and liabilities of Virtus Newfleet Dynamic Credit ETF (“the Fund”), a series of shares of beneficial interest of the Virtus ETF Trust II, as of July 31, 2016. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the Virtus Newfleet Dynamic Credit ETF as of July 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

October 31, 2016

Supplemental Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees are set forth below. The SAI included additional information about the Fund’s Trustees and is available, without charge, upon request, by calling the Adviser (collect) at (212)593-4383.

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Myles J. Edwards Year of Birth: 1961	Trustee	Since Inception (2015)	General Counsel, CCO and COO, Shufro, Rose & Co., LLC (2014 – present); General Counsel and CC), Constellation Wealth Advisers, LLC (2011 – 2014)	Two	None
Stephen O’Grady Year of Birth: 1946	Trustee	Since Inception (2015)	Lead Market Maker, GFI Group (2011-2012); Partner, Kellogg Capital Markets (2004-2011)	Ten	Trustee (since 2014), ETFis Series Trust I (8 portfolios); Trustee (since 2013), Greenhaven Continuous Commodity ETF (GCC); Trustee (since 2014), Acacia Group LLC
James Simpson Year of Birth: 1970	Trustee	Since Inception (2015)	President, ETP Resources, LLC (2009-present) (a financial services consulting company); Vice President, Northern Trust Securities, Inc. and Vice President, Northern Trust Global Investments (2008-2009)	Ten	Trustee (since 2014), ETFis Series Trust I (8 portfolios)
Robert S. Tull Year of Birth: 1952	Trustee	Since Inception (2015)	Independent Consultant (2013-present); Chief Operating Officer, Factor Advisors, LLC (2010-2013); Chief Operating Officer, GlobalShares (2009-2010)	Ten	Trustee (since 2014), ETFis Series Trust I (8 portfolios)

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Interested Trustee**
George R. Aylward Year of Birth: 1964	Trustee	Since Inception (2015)	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005).	Two	Trustee (since 2006), Virtus Mutual Funds (52 portfolios); Chairman, President and Chief Executive Officer (since 2006), The Zweig Closed-End Funds (2 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee and President (since 2011), Virtus Closed-End Funds (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (2 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios).
OTHER EXECUTIVE OFFICERS
William J. Smalley Year of Birth: 1983	President, Chief Executive Officer and Secretary	Since Inception (2015)	President, Virtus ETF Solutions LLC (2012-present); Managing Principal, ETF Distributors LLC (2012-present); President, ETFis Series Trust I (2012 – present); Vice President, Factor Advisors, LLC (2010-2012); Vice President, MacroMarkets, LLC (2006-2010)	N/A	N/A
Brinton W. Frith Year of Birth: 1969	Treasurer and Chief Financial Officer	Since Inception (2015)	Managing Director, Virtus ETF Solutions LLC (2013-present); Treasurer, ETFis Series Trust I (2012 – present); President, Javelin Investment Management, LLC (2008-2013)	N/A	N/A

Name and Age	Position(s) held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Nancy J. Engberg Year of Birth: 1956	Chief Compliance Officer	Since Inception (2015)	Vice President (since 2008) and Chief Compliance Officer (2008 to 2011), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Vice President and Chief Compliance Officer (since 2011), Virtus Mutual Fund Complex; Vice President (since 2010), Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Vice President and Chief Compliance Officer (since 2011), Virtus Closed-End Funds; Vice President and Chief Compliance Officer (since 2012), The Zweig Closed-End Funds; Vice President and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Chief Compliance Officer (since 2015), ETFis Series Trust I.	N/A	N/A

* As of July 31, 2016, the Fund Complex consisted of nine portfolios- InfraCap MLP ETF, BioShares Biotechnology Products Fund, BioShares Biotechnology Clinical Trials Fund, Tuttle Management U.S. Core ETF, Tuttle Tactical Management Multi-Strategy Income ETF, Virtus Newfleet Multi-Sector Unconstrained Bond ETF, Reaves Utilities ETF, Virtus Newfleet Dynamic Credit ETF and Virtus Enhanced US Equity ETF.

** Mr. Aylward is an “interested person” as defined in the Investment Company Act of 1940, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc., the ultimate parent company of the Adviser, and various positions with its affiliates.

INFORMATION ABOUT PORTFOLIO HOLDINGS

N/A as the Fund does not have any holdings.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund will use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888)383-0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website when available.

TAX INFORMATION

N/A as the Fund does not commenced operations.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics has been filed with the Commission. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. At this time, the registrant's board of trustees believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $3,500.00 for the registrant’s fiscal years ended July 31, 2016.

(b) Audit-Related Fees. No fees were billed.

(c) Tax Fees None.

(d) All Other Fees. None.

(e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g) During the fiscal year ended July 31, 2016, there were no non-audit fees billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant has established a separately-designated standing audit committee comprised of all of the independent trustees of the board of trustees of the registrant. The members of the audit committee are Stephen G. O’Grady, James Simpson, Myles Edwards and Robert S. Tull.

Item 6. Schedule of Investments

(a)	Included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing exhibit. Filed herewith.

(2)	A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Virtus ETF Trust II

By:      /s/ William J. Smalley

William J. Smalley, President

(Principal Executive Officer)

Date: November 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ William J. Smalley

William J. Smalley, President

(Principal Executive Officer)

Date: November 3, 2016

By:      /s/ Brinton W. Frith

Brinton W. Frith, Treasurer

(Principal Financial Officer)

Date: November 3, 2016